Fair Value	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value

Note 6- Fair Value

Fair Value Option Election – Convertible Notes

We issued convertible notes with a principal amount of $17.0 million at a purchase price of $15.0 million (the "2020 Notes") on June 9, 2020. The 2020 Notes were paid in full on October 5, 2021 and were replaced by convertible notes of $20.0 million at a purchase price of $18.0 million (the "2021 Notes") on the same date. We elected to account for both the 2020 Notes and the 2021 Notes using the fair value option. Under the fair value option, the financial liability is initially measured at its issue-date estimated fair value and subsequently remeasured at its estimated fair value on a recurring basis at each reporting period date. The change in estimated fair value resulting from changes in instrument-specific credit risk is recorded in other comprehensive income as a component of equity. The remaining estimated fair value adjustment is presented as a single line item within other (expense) income in our condensed consolidated statement of operations under the caption, change in fair value of convertible notes.

For the 2020 Note and 2021 Notes, which are measured at fair value categorized within Level 3 of the fair value hierarchy, the following is a reconciliation of the fair values for the three months ended March 31, 2022 and three months ended March 31, 2021:

	Three Months Ended March 31,
	2022	2021
Fair value balance at beginning of period	$17,305,000	$13,398,000
Payments on Convertible Notes	(3,300,000)	(7,697,727)
Change in fair value reported in the statements of operations	1,433,000	1,991,272
Change in fair value reported in other comprehensive loss	(101,000)	13,000
Fair value balance at end of period	$15,337,000	$7,704,545

The estimated fair value of the Convertible Notes as of March 31, 2022 and December 31, 2021, was computed using a Monte Carlo simulation, which incorporates significant inputs that are not observable in the market, and thus represents a Level 3 measurement as defined by GAAP. The unobservable inputs utilized for measuring the fair value of the Convertible Notes reflect our assumptions about the assumptions that market participants would use in valuing the Convertible Notes as of the issuance date and subsequent reporting period.

We estimated the fair value by using the following key inputs to the Monte Carlo Simulation Model:

Fair Value Assumptions - Convertible Notes	March 31, 2022	December 31, 2021
Face value principal payable	$16,700,000	$20,000,000
Original conversion price	$4.05	$4.05
Value of Common Stock	$1.14	$1.75
Expected term (years)	2.5	2.8
Volatility	79%	75%
Market yield	40.2%	37.1%
Risk free rate	2.4%	1%
Issue date	October 5, 2021	October 5, 2021
Maturity date	October 5, 2024	October 5, 2024

Fair Value Measurement – Warrants

In connection with MTech Acquisition Corp.'s ("MTech") initial public offering, MTech sold 5,750,000 units at a purchase price of $10.00 per unit, inclusive of 750,000 units sold to the underwriters on February 8, 2018, upon the underwriters’ election to fully exercise their over-allotment option. Each unit consisted of one share of MTech’s common stock and one warrant of MTech (“MTech Public Warrant”). Each MTech Public Warrant entitled the holder to purchase one share of MTech’s common stock at an exercise price of $11.50. Concurrently with MTech’s initial public offering, MTech sold 243,750 units at a purchase price of $10.00 per unit on a private offering basis.  Each unit consisted of one share of MTech’s common stock and one warrant of MTech (“MTech Private Warrant”). Each MTech Private Warrant entitled the holder to purchase one share of MTech’s common stock at an exercise price of $11.50.

Upon completion of the mergers between MTech and MJF on June 17, 2019, as contemplated by the Merger Agreement dated October 10, 2018, as amended ("Mergers"), the MTech Public Warrants and the MTech Private Warrants were converted, respectively, at an exchange ratio of one-for-one to a warrant to purchase one share of Akerna’s common stock with identical terms and conditions as the MTech Public Warrants (“Public Warrant”) and the MTech Private Warrants (“Private Warrant”, collectively with the Public Warrants, “Warrants”)  In connection with the completion of the Mergers, we also issued 189,365 common stock purchase warrants upon the cashless exercise of a unit purchase option, which warrants have identical terms to the Public Warrants and are included in references to Public Warrants and Warrants herein.

For the Private Warrants classified as derivative liabilities, which are measured at fair value categorized within Level 3 of the fair value hierarchy, the following is a reconciliation of the fair values for the three months ended March 31, 2022 and March 31, 2021:

	Three Months Ended March 31,
	2022	2021
Fair value balance at beginning of period	$63,178	$311,376
Change in fair value reported in the statements of operations	(18,051)	175,996
Fair value balance at end of period	$45,127	$487,372

We utilized a binomial lattice model, which incorporates significant inputs, specifically the expected volatility, that are not observable in the market, and thus represents a Level 3 measurement as defined in GAAP. The unobservable inputs utilized for measuring the fair value of the Private Warrants reflect our estimates regarding the assumptions that market participants would use in valuing the Warrants as of the end of the reporting periods.

We record the fair value of the Private Warrants in the consolidated balance sheets under the caption “derivative liability” and recognize changes to the liability against earnings or loss each reporting period. Upon exercise of the Private Warrants, holders will receive a delivery of Akerna shares on a net or gross share basis per the terms of the Private Warrants and any exercise will reclassify the Private Warrants, at the time of exercise, to shareholder’s equity to reflect the equity transaction.  There are no periodic settlements prior to the holder exercising the Private Warrants. There were no transfers in or out of Level 3 from other levels for the fair value hierarchy.

We estimated the fair value by using the following key inputs:

Fair Value Assumptions - Private Warrants	March 31, 2022	December 31, 2021
Number of Private Warrants	225,635	225,635
Original conversion price	$11.50	$11.50
Value of Common Stock	$1.14	$1.75
Expected term (years)	2.21	2.46
Volatility	114.4%	93.9%
Risk free rate	2.3%	0.8%

Note 13 - Fair Value

Contingent Consideration

Solo

In connection with our acquisition of Solo, the Solo selling shareholders have the potential to earn the contingent consideration, which is calculated as the lesser of (i) $0.01 per solo*TAGTM and solo*CODETM sold or (ii) 7% of net revenue. The fees were to be paid annually until the earlier of: (1) our shares trading above $12 per share for any consecutive 20 trading days in a 30-day period; (b) upon our no longer owning a majority stake in Solo; or (c) upon expiration of the patents related to solo*TAGTM and solo*CODETM, which is December 1, 2029.

We record the fair value of the liability in the consolidated balance sheets under the caption “current contingent consideration” and recognize changes to the liability against earnings or loss each reporting period until settlement. The fair value of the contingent consideration on the date of the acquisition of Solo was $389,000. In connection with our exercise of the option to acquire the remaining interest in Solo, the selling shareholders agreed to retrospectively and prospectively relieve the contingent consideration obligation. Therefore, the settled value of the contingent consideration was $0. We have recorded a gain of $389,000 on settlement of the contingent consideration liability during the six months ended December 31, 2020 in general and administrative expenses in our consolidated statement of operations.

Trellis

In connection with our acquisition of Trellis, the Trellis selling shareholders have the potential to earn contingent consideration, which is calculated as five times the annualized revenue of certain customers generated in September 2020. The fair value of the contingent consideration on the date of acquisition of Trellis was $998,000. The carrying amount at the fair value of the liability for the contingent consideration recorded on our consolidated balance sheet as of June 30, 2020 was $0. As such, we recorded a gain of $998,000 due the change in the fair value of the contingent consideration during the year ended June 30, 2020 in general and administrative expenses in our consolidated statement of operations.

Ample

In addition to the stock and cash consideration, the agreement provides for contingent consideration of up to CAD$10,000,000, payable in exchangeable shares, payable if Ample's Recurring Revenue recognized during the 12 months after the acquisition date is CAD$9,000,000 or more. The contingent consideration amount is reduced by an amount equal to the product of CAD$6.67 multiplied by the difference between CAD$9,000,000and the amount of Recurring Revenue realized during the twelve months following the acquisition.

We record the fair value of the liability in the consolidated balance sheets as contingent consideration payable and recognize changes to the liability against earnings or loss in general and administrative expenses in the consolidated statements of operations. The fair value of the contingent consideration on the date of the acquisition of Ample was $604,000. The carrying amount at fair value of the aggregate liability for the contingent consideration recorded on the consolidated balance sheet as of December 31, 2020, is $0. We have recorded a gain of $604,000 due the change in the fair value of the contingent consideration during the six months ended December 31, 2020 in general and administrative expenses in our consolidated statement of operations.

Viridian

In connection with our acquisition of Viridian, the Viridian selling shareholders have the potential to earn contingent consideration payable in common stock if Viridian meets certain revenue criteria. The fair value of the contingent consideration on the date of acquisition of Viridian was $2,000. The carrying amount at the fair value of the liability for the contingent consideration recorded on our consolidated balance sheet as of December 31, 2021 was unchanged at $2,000.

365 Cannabis

In connection with our acquisition of 365 Cannabis, the 365 Cannabis selling shareholders have the potential to earn contingent consideration payable in common stock if certain revenue criteria is met. The fair value of the contingent consideration on the date of acquisition of 365 Cannabis was $6,300,000. The carrying amount at the fair value of the liability for the contingent consideration recorded on our consolidated balance sheet as of December 31, 2021 was unchanged at $6,300,000.

We valued the contingent consideration using a probability-weighted discounted cash flow model, which incorporates inputs that are not observable in the market and thus represents a Level 3 measurement as defined in GAAP. The unobservable inputs utilized for measuring the fair value of the contingent consideration reflect management's own assumptions about the assumptions that market participants would use in valuing the contingent consideration as of the valuation date, as well as our knowledge of specific transactions that effect the calculation.

Fair Value Option Election – Convertible Notes

We issued Convertible Notes with a principal amount of $17.0 million at a purchase price of $15.0 million on June 9, 2020. We elected to account for the Convertible Notes using the fair value option. Under the fair value option, the financial liability is initially measured at its issue-date estimated fair value and subsequently remeasured at estimated fair value on a recurring basis at each reporting period date. The remaining estimated fair value adjustment is presented as a single line item within other income (expense) in our consolidated statement of operations under the caption, change in fair value of convertible notes.

For the 2020 Notes, which are measured at fair value categorized within Level 3 of the fair value hierarchy, the following is a reconciliation of the fair values from June 30, 2020 to October 5, 2021:

Beginning fair value balance on June 30, 2020	$14,131,000
Payments on Convertible Notes	(1,827,273)
Change in fair value reported in the statements of operations	961,273
Change in fair value reported in other comprehensive income	133,000
Ending fair value balance - December 31, 2020	$13,398,000
Payments on Convertible Notes	(15,172,727)
Change in fair value reported in the statements of operations	2,030,904
Change in fair value reported in other comprehensive income	(70,000)
Gain on extinguishment of debt reported on the statement of operations	(186,177)
Ending fair value balance - October 5, 2021	$—

We issued the Senior Secured Notes with a principal amount of $20.0 million at a purchase price of $18.0 million on October 5, 2021. We have elected to account for the Senior Secured Notes using the fair value option. Under the fair value option, the financial liability is initially measured at its issue-date estimated fair value and subsequently remeasured at estimated fair value on a recurring basis at each reporting period date. The change in estimated fair value resulting from changes in instrument specific credit risk is recorded in other comprehensive income as a component of equity. The remaining estimated fair value adjustment is presented as a single line item within other income (expense) in our consolidated statement of operations under the caption, change in fair value of convertible notes.

For the Senior Secured Notes, which are measured at fair value categorized within Level 3 of the fair value hierarchy, the following is a reconciliation of the fair values from October 5, 2021 to December 31, 2021:

Beginning fair value balance on October 5, 2021	$18,000,000
Payments on Convertible Notes	—
Change in fair value reported in the statements of operations	(665,000)
Change in fair value reported in other comprehensive income	(30,000)
Ending fair value balance - December 31, 2021	$17,305,000

The estimated fair value of the Convertible Notes as of December 31, 2021, and December 31, 2020 was computed using a Monte Carlo simulation, which incorporates significant inputs that are not observable in the market, and thus represents a Level 3 measurement as defined by GAAP.  The unobservable inputs utilized for measuring the fair value of the Convertible Notes reflects our assumptions about the assumptions that market participants would use in valuing the Convertible Notes as of the issuance date and subsequent reporting period.

We determined the fair value by using the following key inputs to the Monte Carlo Simulation Model:

Fair Value Assumptions - Convertible Notes	December 31, 2021	December 31, 2020
Face value principal payable	$20,000,000	$15,172,272
Original conversion price	$4.05	$11.5
Value of Common Stock	$1.75	$3.24
Expected term (years)	2.8	2.3
Volatility	75%	77%
Market yield (range)	37.1%	27.1 to 27.2%
Risk free rate	1.0%	0.1%
Issue date	October 5, 2021	June 9, 2020
Maturity date	October 5, 2024	June 1, 2023

Fair Value Measurement – Warrants

In connection with MTech Acquisition Corp.'s ("MTech") initial public offering, MTech sold 5,750,000 units at a purchase price of $10.00 per unit, inclusive of 750,000 units sold to the underwriters on February 8, 2018, upon the underwriters’ election to fully exercise their over-allotment option. Each unit consisted of one share of MTech’s common stock and one warrant of MTech (“MTech Public Warrant”). Each MTech Public Warrant entitled the holder to purchase one share of MTech’s common stock at an exercise price of $11.50. Concurrently with MTech’s initial public offering, MTech sold 243,750 units at a purchase price of $10.00 per unit on a private offering basis. Each unit consisted of one share of MTech’s common stock and one warrant of MTech (“MTech Private Warrant”). Each MTech Private Warrant entitled the holder to purchase one share of MTech’s common stock at an exercise price of $11.50.

Upon completion of the mergers between MTech and MJF on June 17, 2019, as contemplated by the Merger Agreement dated October 10, 2018, as amended ("Mergers"), the MTech Public Warrants and the MTech Private Warrants were converted, respectively, at an exchange ratio of one-for-one to a warrant to purchase one share of Akerna’s common stock with identical terms and conditions as the MTech Public Warrants (“Public Warrant”) and the MTech Private Warrants (“Private Warrant”, collectively with the Public Warrants, “Warrants”) In connection with the completion of the Mergers, we also issued 189,365 common stock purchase warrants upon the cashless exercise of a unit purchase option, which warrants have identical terms to the Public Warrants and are included in references to Public Warrants and Warrants herein.

For the Private Warrants classified as derivative liabilities, which are measured at fair value categorized within Level 3 of the fair value hierarchy, the following is a reconciliation of the fair values for the year ended December 31, 2021 and December 31, 2020:

	Year Ended December 31,
	2021	2020
Fair value balance at beginning of period	$311,376	$688,187
Change in fair value reported in the statements of operations	(248,198)	(376,811)
Fair value balance at end of period	$63,178	$311,376

We utilized a binomial lattice model, which incorporates significant inputs, specifically the expected volatility, that are not observable in the market, and thus represents a Level 3 measurement as defined in GAAP. The unobservable inputs utilized for measuring the fair value of the Private Warrants reflect our estimates regarding the assumptions that market participants would use in valuing the Warrants as of the end of the reporting periods.

We record the fair value of the Private Warrants in the consolidated balance sheets under the caption “derivative liability” and recognize changes to the liability against earnings or loss each reporting period. Upon exercise of the Private Warrants, holders will receive a delivery of Akerna shares on a net or gross share basis per the terms of the Private Warrants and any exercise will reclassify the Private Warrants, at the time of exercise, to shareholder’s equity to reflect the equity transaction.  There are no periodic settlements prior to the holder exercising the Private Warrants. There were no transfers in or out of Level 3 from other levels for the fair value hierarchy.

We estimated the fair value by using the following key inputs:

Fair Value Assumptions - Private Warrants	December 31, 2021	December 31, 2020
Number of Private Warrants	225,635	225,635
Original conversion price	$11.50	$11.50
Value of Common Stock	$1.75	$3.24
Expected term (years)	2.46	3.46
Volatility	85.8%	102.3%
Risk free rate	0.8%	0.2%